Right-of-use Assets - Summary of Quantitative Information About Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value	$ 1,146
Depreciation expense	(263)	$ (252)
Net book value	$ 895